UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
 (Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York 10022-2606
 (Address of principal executive offices) (Zip code)

Mr. George A. Needham, 445 Park Avenue, New York, New York 10022-2606
 (Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
September 30, 2017 (Unaudited)
		Market
	Shares	Value
Common Stocks (99.0%)
Airlines (0.2%)
United Continental Holdings, Inc. *	5,000	$304,400
Auto Components (0.1%)
Sypris Solutions, Inc. *	76,000	109,440
Biotechnology (6.1%)
Gilead Sciences, Inc. †	92,500	7,494,350
Capital Markets (2.2%)
Financial Engines, Inc. †	50,000	1,737,500
Oaktree Capital Group LLC	20,000	941,000
		2,678,500
Commercial Services & Supplies (0.2%)
Clean Harbors, Inc. *	5,000	283,500
Communications Equipment (9.8%)
KVH Industries, Inc. *	531,900	6,356,205
ViaSat, Inc. * †	86,500	5,563,680
		11,919,885
Electrical Equipment (0.4%)
Vicor Corp. *	20,000	472,000
Electronic Equipment, Instruments & Components (4.3%)
Corning, Inc.	35,000	1,047,200
FLIR Systems, Inc.	15,000	583,650
Frequency Electronics, Inc. *	50,000	469,500
IPG Photonics Corp. *	6,000	1,110,360
National Instruments Corp.	20,800	877,136
Vishay Intertechnology, Inc.	60,000	1,128,000
		5,215,846
Energy Equipment & Services (1.3%)
Aspen Aerogels, Inc. *	89,600	389,760
Core Laboratories NV	3,000	296,100
Schlumberger Ltd.	12,500	872,000
		1,557,860
Health Care Equipment & Supplies (9.0%)
Analogic Corp.	3,100	259,625
Becton Dickinson and Co.	28,000	5,486,600
CONMED Corp.	27,500	1,442,925
GenMark Diagnostics, Inc. *	3,500	33,705
Invuity, Inc. *	115,000	1,023,500
Medtronic PLC	26,290	2,044,573
Varian Medical Systems, Inc. *	7,500	750,450
		11,041,378
Health Care Providers & Services (3.0%)
Express Scripts Holding Co. * †	57,500	3,640,900
Health Care Technology (0.2%)
Castlight Health, Inc. *	45,000	193,500
Household Durables (0.0%)
Roku, Inc. *	2,085	55,336
Household Products (0.9%)
Oil-Dri Corp. of America	21,800	1,066,674
Industrial Conglomerates (0.3%)
Honeywell International, Inc.	2,500	354,350
Insurance (0.1%)
Markel Corp. *	150	160,197
Internet Software & Services (9.8%)
The Trade Desk, Inc. *	10,000	615,100
2U, Inc. *	6,000	336,240
Akamai Technologies, Inc. * †	53,500	2,606,520
Amber Road, Inc. *	447,000	3,432,960
comScore, Inc. *	70,200	2,018,250
Coupa Software, Inc. *	5,000	155,750
Nutanix, Inc. *	22,000	492,580
Q2 Holdings, Inc. *	20,000	833,000
Reis, Inc.	82,000	1,476,000
		11,966,400
Life Sciences Tools & Services (7.9%)
Bruker Corp.	7,500	223,125
Thermo Fisher Scientific, Inc. †	50,000	9,460,000
		9,683,125
Media (3.9%)
Comcast Corp.	115,000	4,425,200
World Wrestling Entertainment, Inc.	12,500	294,375
		4,719,575
Oil, Gas & Consumable Fuels (0.4%)
Hess Corp.	10,000	468,900
Navigator Holdings Ltd. *	5,000	55,500
		524,400
Pharmaceuticals (2.5%)
Agile Therapeutics, Inc. *	151,294	674,771
Corium International, Inc. *	211,350	2,341,758
		3,016,529
Professional Services (1.1%)
WageWorks, Inc. *	22,500	1,365,750
Real Estate Management & Development (0.1%)
Redfin Corp. *	2,993	75,094
Semiconductors & Semiconductor Equipment (18.7%)
Applied Materials, Inc.	7,500	390,675
Entegris, Inc. *	162,000	4,673,700
FormFactor, Inc. *	355,000	5,981,750
Lam Research Corp. *	2,500	462,600
MKS Instruments, Inc.	32,000	3,022,400
Nova Measuring Instruments Ltd. *	65,000	1,827,150
PDF Solutions, Inc. *	330,000	5,111,700
Photronics, Inc. *	156,000	1,380,600
		22,850,575
Software (0.9%)
Appian Corp. *	1,346	38,307
Everbridge, Inc. *	2,500	66,050
Red Hat, Inc. *	9,000	997,740
		1,102,097
Specialty Retail (6.2%)
CarMax, Inc. * †	92,500	7,012,425
Dick's Sporting Goods, Inc.	22,000	594,220
		7,606,645
Technology Hardware, Storage & Peripherals (7.4%)
Apple, Inc.	7,500	1,155,900
Electronics For Imaging, Inc. *	64,000	2,731,520
Pure Storage, Inc. *	50,000	799,500
Super Micro Computer, Inc. *	200,000	4,420,000
		9,106,920
Textiles, Apparel & Luxury Goods (0.2%)
Under Armour, Inc. *	12,500	191,400
Thrifts & Mortgage Finance (0.1%)
Ladder Capital Corp.	7,673	105,734
Trading Companies & Distributors (1.7%)
Air Lease Corp.	47,500	2,024,450
Total Common Stocks
(Cost $52,912,073)		$120,886,810

Short-Term Investments (1.4%)
Money Market Fund (1.4%)
Dreyfus Treasury Securities Cash Management - Institutional Class
0.90% (a)
(Cost $1,745,973)	1,745,973	1,745,973

Total Investments (100.4%)
(Cost $54,658,046)		122,632,783
Total Securities Sold Short (-3.8%)		(4,700,895)
(Proceeds $3,641,097)
Other Assets in Excess of Liabilities (3.4%)		4,238,478
Net Assets (100.0%)		$122,170,366

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of September 30, 2017.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $5,399,990.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Growth Fund
Schedule of Securities Sold Short
September 30, 2017 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-3.6%)
Capital Markets (-0.5%)
Medallion Financial Corp.	287,500	$623,875
Communications Equipment (-2.9%)
Ubiquiti Networks, Inc. *	63,500	3,557,270
Health Care Equipment & Supplies (-0.1%)
Cutera, Inc. *	2,500	103,375
Insurance (-0.1%)
Health Insurance Innovations, Inc. *	8,250	119,625
Total Securities Sold Short (-3.6%)
(Proceeds $3,386,493)		4,404,145

Exchange Traded Funds Sold Short (-0.2%)
iShares Core S&P Small-Cap ETF	2,000	148,440
iShares S&P Small-Cap 600 Value ETF	1,000	148,310
		296,750
Total Exchange Traded Funds Sold Short (-0.2%)
(Proceeds $254,604)		296,750

Total Securities & Exchange Traded Funds Sold Short (-3.8%)
(Proceeds $3,641,097)		4,700,895

*	Non-income producing security.

Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2017 (Unaudited)
		Market
	Shares	Value
Common Stocks (100.1%)
Biotechnology (2.3%)
Gilead Sciences, Inc. †	19,000	$1,539,380
Building Products (0.7%)
DIRTT Environmental Solutions *	100,000	441,320
Commercial Services & Supplies (1.0%)
Clean Harbors, Inc. *	6,000	340,200
Ecology and Environment, Inc.	28,577	340,066
		680,266
Communications Equipment (9.2%)
KVH Industries, Inc. * †	375,000	4,481,250
ViaSat, Inc. * †	25,000	1,608,000
		6,089,250
Electrical Equipment (2.6%)
Vicor Corp. *	72,500	1,711,000
Electronic Equipment, Instruments & Components (3.9%)
FLIR Systems, Inc.	7,500	291,825
Frequency Electronics, Inc. *	28,950	271,841
IPG Photonics Corp. *	7,500	1,387,950
National Instruments Corp.	9,000	379,530
Vishay Precision Group, Inc. *	10,000	244,000
		2,575,146
Energy Equipment & Services (0.7%)
Aspen Aerogels, Inc. *	110,200	479,370
Health Care Equipment & Supplies (4.4%)
Becton Dickinson and Co.	3,500	685,825
CryoPort, Inc. *	72,500	714,125
Invuity, Inc. *	50,650	450,785
LeMaitre Vascular, Inc.	28,000	1,047,760
		2,898,495
Health Care Providers & Services (0.3%)
Civitas Solutions, Inc. *	9,000	166,050
Health Care Technology (1.0%)
Omnicell, Inc. *	13,000	663,650
Household Durables (0.1%)
iRobot Corp. *	500	38,530
Roku, Inc. *	1,119	29,698
		68,228
Household Products (3.7%)
Oil-Dri Corp. of America	49,442	2,419,197
Insurance (0.2%)
Markel Corp. *	150	160,197
Internet Software & Services (14.7%)
The Trade Desk, Inc. *	5,000	307,550
2U, Inc. *	6,000	336,240
Akamai Technologies, Inc. * †	67,500	3,288,600
Amber Road, Inc. * †	171,650	1,318,272
ChannelAdvisor Corp. *	14,117	162,346
comScore, Inc. *	52,231	1,501,641
Coupa Software, Inc. *	2,500	77,875
Nutanix, Inc. *	3,000	67,170
Q2 Holdings, Inc. *	12,500	520,625
Reis, Inc. †	120,000	2,160,000
		9,740,319
Media (0.2%)
World Wrestling Entertainment, Inc.	6,000	141,300
Pharmaceuticals (2.8%)
Agile Therapeutics, Inc. *	100,950	450,237
Corium International, Inc. *	124,650	1,381,122
		1,831,359
Professional Services (2.9%)
CRA International, Inc.	5,000	205,250
WageWorks, Inc. * †	28,000	1,699,600
		1,904,850
Real Estate Investment Trusts (REITs) (1.4%)
Equinix, Inc.	2,000	892,600
Real Estate Management & Development (0.1%)
Redfin Corp. *	1,637	41,072
Semiconductors & Semiconductor Equipment (28.6%)
Entegris, Inc. *	190,000	5,481,500
FormFactor, Inc. *	172,600	2,908,310
MKS Instruments, Inc.	27,000	2,550,150
Nova Measuring Instruments Ltd. * †	70,500	1,981,755
PDF Solutions, Inc. * †	327,500	5,072,975
Photronics, Inc. *	97,750	865,088
Xcerra Corp. *	5,000	49,250
		18,909,028
Software (6.8%)
Appian Corp. *	742	21,117
Everbridge, Inc. *	1,500	39,630
GSE Systems, Inc. * ^	1,120,000	3,976,000
Red Hat, Inc. *	4,000	443,440
		4,480,187
Specialty Retail (2.9%)
CarMax, Inc. * †	21,500	1,629,915
Dick's Sporting Goods, Inc.	10,000	270,100
		1,900,015
Technology Hardware, Storage & Peripherals (9.4%)
Apple, Inc. †	22,000	3,390,640
Electronics for Imaging, Inc. *	16,000	682,880
Pure Storage, Inc. *	15,000	239,850
Super Micro Computer, Inc. * †	86,300	1,907,230
		6,220,600
Textiles, Apparel & Luxury Goods (0.2%)
Under Armour, Inc. *	7,000	105,140
Total Common Stocks
(Cost $31,199,903)		$66,058,019

Short-Term Investments (0.0%)
Money Market Fund (0.0%)
Dreyfus Treasury Securities Cash Management - Institutional Class
0.90% (a)
(Cost $15,270)	15,270	15,270

Total Investments (100.1%)
(Cost $31,215,173)		66,073,289
Total Securities Sold Short (-4.8%)		(3,175,445)
(Proceeds $2,603,788)
Other Assets in Excess of Liabilities (4.7%)		3,132,338
Net Assets (100.0%)		$66,030,182

*	Non-income producing security.
^	Affiliated security.
(a)	Rate shown is the seven day yield as of September 30, 2017
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $5,781,025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
September 30, 2017 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-4.8%)
Capital Markets (-1.0%)
Medallion Financial Corp.	317,500	$688,975
Communications Equipment (-3.6%)
Ubiquiti Networks, Inc. *	42,250	2,366,845
Insurance (-0.2%)
Health Insurance Innovations, Inc. *	8,250	119,625
Total Securities Sold Short (-4.8%)
(Proceeds $2,603,788)		3,175,445

*	Non-income producing security.

Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2017 (Unaudited)
		Market
	Shares	Value
Common Stocks (93.8%)
Biotechnology (0.1%)
Exact Sciences Corp. *	500	$ 23,560
Commercial Services & Supplies (0.6%)
Mobile Mini, Inc.	5,500	189,475
Communications Equipment (7.9%)
Infinera Corp. *	60,000	532,200
KVH Industries, Inc. * †	113,600	1,357,520
ViaSat, Inc. *	9,000	578,880
		2,468,600
Electronic Equipment, Instruments & Components (5.6%)
Frequency Electronics, Inc. *	135,000	1,267,650
Vishay Precision Group, Inc. *	20,000	488,000
		1,755,650
Energy Equipment & Services (3.9%)
Aspen Aerogels, Inc. *	210,200	914,370
Core Laboratories NV	3,000	296,100
		1,210,470
Health Care Equipment & Supplies (7.4%)
Analogic Corp.	3,700	309,875
GenMark Diagnostics, Inc. *	3,500	33,705
Invuity, Inc. *	220,000	1,958,000
		2,301,580
Health Care Providers & Services (0.2%)
Express Scripts Holding Co. *	1,000	63,320
Health Care Technology (0.9%)
Castlight Health, Inc. *	65,000	279,500
Household Durables (0.0%)
Roku, Inc. *	530	14,066
Internet Software & Services (18.7%)
2U, Inc. *	5,000	280,200
Akamai Technologies, Inc. *	4,000	194,880
Amber Road, Inc. * †	216,055	1,659,302
ChannelAdvisor Corp. *	35,000	402,500
comScore, Inc. *	30,300	871,125
Nutanix, Inc. *	55,000	1,231,450
Reis, Inc. †	65,000	1,170,000
Twilio, Inc. *	500	14,925
		5,824,382
IT Services (0.7%)
ServiceSource International, Inc. *	65,000	224,900
Oil, Gas & Consumable Fuels (1.5%)
Approach Resources, Inc. *	50,000	125,500
Hess Corp.	4,750	222,727
Navigator Holdings Ltd. *	10,000	111,000
		459,227
Pharmaceuticals (7.5%)
Agile Therapeutics, Inc. *	251,294	1,120,771
Corium International, Inc. *	110,775	1,227,387
		2,348,158
Real Estate Management & Development (0.1%)
Redfin Corp. *	773	19,395
Semiconductors & Semiconductor Equipment (17.1%)
FormFactor, Inc. *	18,100	304,985
NeoPhotonics Corp. *	180,000	1,000,800
PDF Solutions, Inc. * †	150,400	2,329,696
Photronics, Inc. *	190,000	1,681,500
		5,316,981
Software (5.2%)
Appian Corp. *	371	10,559
FireEye, Inc. *	95,000	1,593,150
		1,603,709
Technology Hardware, Storage & Peripherals (14.4%)
Pure Storage, Inc. *	190,000	3,038,100
Super Micro Computer, Inc. * †	65,000	1,436,500
		4,474,600
Textiles, Apparel & Luxury Goods (0.1%)
Under Armour, Inc. *	2,500	37,550
Thrifts & Mortgage Finance (0.4%)
LendingTree, Inc. *	500	122,225
Trading Companies & Distributors (1.5%)
Air Lease Corp. †	11,250	479,475
Total Common Stocks
(Cost $24,563,070)		$ 29,216,823

Closed-End Funds (4.1%)
Tekla Healthcare Investors	25,000	630,750
Tekla Life Sciences Investors	30,000	644,400
Total Closed-End Funds
(Cost $1,176,564)		1,275,150

Short-Term Investments (4.0%)
Money Market Fund (4.0%)
Dreyfus Treasury Securities Cash Management - Institutional Class
0.90% (a)
(Cost $1,236,498)	1,236,498	1,236,498

Total Investments (101.9%)
(Cost $26,976,132)		31,728,471
Total Securities Sold Short (-0.3%)		(103,375)
(Proceeds $101,568)
Liabilities in Excess of Other Assets (-1.6%)		(488,838)
Net Assets (100.0%)		$ 31,136,258

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of September 30, 2017.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,159,175.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
September 30, 2017 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-0.3%)
Health Care Equipment & Supplies (-0.3%)
Cutera, Inc. *	2,500	$103,375

Total Securities Sold Short (-0.3%)
(Proceeds $101,568)		103,375

*	Non-income producing security.

Needham Funds

September 30, 2017

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Company was organized as a Maryland corporation on October 12, 1995.  NGF, NAGF, and NSCGF currently offer two classes, the Retail Class and the Institutional Class. The Institutional Class commenced operations on December 30, 2016.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:  Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Board of Directors (the “Board”) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The securities of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of September 30, 2017.

Investment Transactions:  Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency:  Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized gains arising from changes in the exchange rates are included with the net realized and unrealized gain or loss on investments. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the period ended September 30, 2017.

Allocation of Expenses:  Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Distributions to Shareholders:  Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Redemption Fees: Effective August 25, 2017, the Portfolios no longer have a redemption fee. For the nine months ended September 30, 2017, NGF, NAGF and NSCGF Retail Classes had contributions to capital due to redemption fees in the amounts of $137, $3,821 and $12,314, respectively. For the nine months ended September 30, 2017, NAGF and NSCGF Institutional Classes had contributions to capital due to redemption fees in the amounts of $161 and $164, respectively.

Federal Income Taxes:  It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of September 30, 2017, the Portfolios did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Open tax years are those that are open for exam by Federal and state taxing authorities. As of September 30, 2017, open tax years for federal and NYS purposes include the tax years ended December 31, 2013 through December 30, 2016. The Portfolios have no tax examinations in progress.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the times the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy. As of September 30, 2017, the Portfolios did not hold any Level 2 or Level 3 securities.

The following is a summary categorization, as of September 30, 2017, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 - Quoted Prices(1)(3)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$120,886,810	$66,058,019	$29,216,823
Closed-End Funds	-	-	1,275,150
Short-Term
Investments	1,745,973	15,270	1,236,498
Liabilities
Securities Sold Short(2)	(4,700,895)	(3,175,445)	(103,375)
Total	$117,931,888	$62,897,844	$31,625,096
(1) As of September 30, 2017, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments and Schedule of Securities Sold Short to view segregation by industry.
(3) There were no transfers into or out of Levels 1, 2 or 3 during the period.

3.	Short Sale Transactions

During the nine months ended September 30, 2017, each Portfolio sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At September 30, 2017, the market value of securities separately segregated to cover short positions was $5,399,990, $5,781,025, and $1,159,175 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $4,747,785, $3,298,164, and $84,694 pledged as collateral with a broker in connection with open short positions for NGF, NAGF and NSCGF, respectively. Securities sold short at September 30, 2017 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for NGF, NAGF and NSCGF.

4.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

5.	Indemnification

Under the Company’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their `duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.	Transactions with Affiliates

NAGF owned 5% or more of the voting securities of the following company during the nine months ended September 30, 2017. As a result, this company is deemed to be an affiliate of NAGF as defined by the Investment Company Act of 1940. Transactions during the period in this affiliated company were as follows:

Security Name	Share Balance December 31, 2016	Purchases	Sales	Share Balance September 30, 2017	Realized Gains (Losses)	Dividend Income	Value September 30, 2017
GSE Systems, Inc.	960,000	160,000	—	1,120,000	—	—	$3,976,000

7.	Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of September 30, 2017, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
NGF	$54,658,046	$69,465,771	$(1,491,034)	$67,974,737
NAGF	31,215,173	35,785,945	(927,829)	34,858,116
NSCGF	26,976,132	5,977,898	(1,225,559)	4,752,339

* Because tax adjustments are calculated annually at the end of the Portfolios’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolios’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By /s/ George A. Needham
George A. Needham, President (Chief Executive Officer)

Date November 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ George A. Needham
 George A. Needham, President (Chief Executive Officer)

Date  November 9, 2017

By  /s/ James W. Giangrasso
 James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date  November 9, 2017